Financial information by segment, Assets and liabilities by business sector (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Assets allocated [Abstract]
Contracted concessional assets	$ 8,374,213	$ 8,155,418
Investments carried under the equity method	288,701	116,614
Current financial investments	197,548	200,084
Cash and cash equivalents (project companies)	686,289	868,501	$ 788,769	$ 562,795
Total assets	10,161,406	9,938,354
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,374,190	5,237,614
Grants and other liabilities	1,221,702	1,229,767
Long-term and short-term corporate debt	1,025,061	993,725
Total liabilities	8,354,197	8,197,473
Equity	1,807,209	1,740,881	$ 1,557,119	$ 1,714,856
Total liabilities and equity	10,161,406	9,938,354
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,841,512	6,632,611
Investments carried under the equity method	235,723	61,866
Current financial investments	3,176	6,530
Cash and cash equivalents (project companies)	460,142	397,465
Total assets	7,540,553	7,098,472
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,164,118	3,992,512
Grants and other liabilities	1,204,879	1,221,176
Total liabilities	5,368,997	5,213,688
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional assets	534,372	502,285
Investments carried under the equity method	11,768	15,514
Current financial investments	126,202	124,872
Cash and cash equivalents (project companies)	73,914	67,955
Total assets	746,256	710,626
Liabilities allocated [Abstract]
Long-term and short-term project debt	491,565	504,293
Grants and other liabilities	8,657	108
Total liabilities	500,222	504,401
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	824,945	842,595
Investments carried under the equity method	0	30
Current financial investments	27,580	27,796
Cash and cash equivalents (project companies)	42,486	46,045
Total assets	895,011	916,466
Liabilities allocated [Abstract]
Long-term and short-term project debt	611,937	625,203
Grants and other liabilities	5,808	6,040
Total liabilities	617,745	631,243
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	173,384	177,927
Investments carried under the equity method	41,210	39,204
Current financial investments	40,590	40,886
Cash and cash equivalents (project companies)	26,133	21,270
Total assets	281,317	279,287
Liabilities allocated [Abstract]
Long-term and short-term project debt	106,570	115,606
Grants and other liabilities	2,358	2,443
Total liabilities	108,928	118,049
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,374,213	8,155,418
Investments carried under the equity method	288,701	116,614
Current financial investments	197,548	200,084
Cash and cash equivalents (project companies)	602,675	532,735
Total assets	9,463,137	9,004,851
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,374,190	5,237,614
Grants and other liabilities	1,221,702	1,229,767
Total liabilities	6,595,892	6,467,381
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	247,635	242,044
Other current assets (including cash and cash equivalents at holding company level)	450,634	691,459
Total assets	698,269	933,503
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,025,061	993,725
Other non-current liabilities	546,099	589,107
Other current liabilities	187,145	147,260
Total liabilities	1,758,305	1,730,092
Equity	1,807,209	1,740,881
Total liabilities and equity	$ 3,565,514	$ 3,470,973